Business acquisition - Additional information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended					2 Months Ended
	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Mar. 31, 2021	Jul. 31, 2021	Jun. 30, 2021
Full Jet Limited ("Full Jet")
Business Acquisition [Line Items]
Percentage of equity interests acquired					100.00%
Total consideration					¥ 90,988
Suzhou Baoleantone International Logistics Co., Ltd ("BolTone") [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired				51.00%
Total consideration				¥ 121,391
Cash and cash equivalents			¥ 91,399			¥ 91,399	¥ 91,399
Accounts receivable				48,019
Accrued expenses and other current liabilities				¥ 57,030
Bao Best IOT Technology (Suzhou) Co., Ltd [Member]
Business Acquisition [Line Items]
Total consideration			¥ 27,174			¥ 90,285
Shanghai Morefun Information Technology Co., Ltd.("Morefun")
Business Acquisition [Line Items]
Percentage of equity interests acquired		51.00%
Total consideration		¥ 45,900
Shanghai Yi Shang Network Information Co., Limited ("eFashion")
Business Acquisition [Line Items]
Percentage of equity interests acquired	100.00%
Total consideration	¥ 221,026
Cash consideration paid in three installemnts	96,089
Cash and cash equivalents	44,279
Accounts receivable	24,656
Accrued expenses and other current liabilities	¥ 43,532